Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions and divestments [Abstract]
Acquisitions and divestments - Opening balance sheet [Text Block]

Opening balance sheet

in millions of EUR

At acquisition date
Vesper Medical Inc,
Assets
Intangible assets excluding goodwill	84
Deferred tax assets	15
Cash	7
Total Assets	106

Liabilities
Accounts payable and other payables	(1)
Deferred tax liabilities	(20)
Total Liabilities	(21)

Total identifiable net assets at fair value	85
Goodwill arising on acquisition	177
Total purchase consideration	262
Of which:
Purchase consideration transferred	227
Contingent consideration	34

Opening balance sheet

in millions of EUR

	At acquisition date
	BioTelemetry	Capsule Technologies
Assets
Intangible assets excluding goodwill	623	217
Property, plant and equipment	42	11
Other non-current assets	48	-
Deferred tax assets	77	17
Inventories	11	11
Receivables and other current assets	75	97
Cash	205	19
Total Assets	1,082	371

Liabilities
Accounts payable and other payables	(278)	(98)
Deferred tax liabilities	(160)	(46)
Long-term liabilities	(82)	(11)
Acquired provision for contingent considerations	(16)
Total Liabilities	(536)	(155)

Total identifiable net assets at fair value	547	217
Goodwill arising on acquisition	1,790	322
Purchase consideration transferred	2,337	539